Income Taxes (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current:
Federal	$ 0	$ (109)	$ 0
State	1,047	604	1,395
Total current	1,047	495	1,395
Deferred:
Federal	7,116	(143)	(10,912)
State	812	(903)	(1,380)
Total deferred	7,928	(1,046)	(12,292)
Total expense (benefit)	8,975	(551)	(10,897)
Classification:
Continuing operations	929	6,541	16,839
Discontinued operation	$ 9,904	$ 5,990	$ 5,942